Significant accounting estimates and assumptions_Bank's scenario sensitivity analysis on expected credit loss provisions (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Basic scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
GDP growth rate (forecast year: 2021)	3.00%
Consumer Price Index (forecast year: 2021)	1.00%
Home price index (forecast year: 2021)	100.98
Woori Bank's probability weights for multiple economic scenario	47.46%
Upside scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
GDP growth rate (forecast year: 2021)	3.19%
Consumer Price Index (forecast year: 2021)	1.07%
Home price index (forecast year: 2021)	101.09
Woori Bank's probability weights for multiple economic scenario	14.33%
Difference from carrying amount of expected credit losses	₩ (31,141)
Downside scenario
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
GDP growth rate (forecast year: 2021)	2.66%
Consumer Price Index (forecast year: 2021)	0.88%
Home price index (forecast year: 2021)	100.78
Woori Bank's probability weights for multiple economic scenario	38.21%
Difference from carrying amount of expected credit losses	₩ 30,642